FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892
                                   ---------

                           TEMPLETON GROWTH FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 5/31/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Growth Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..............................................   3

Notes to Statement of Investments .....................................   7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                              SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 91.9%
    COMMON STOCKS 91.4%
    BERMUDA 2.2%
    Accenture Ltd., A ......................                IT Services                             7,661,000        $   215,657,150
    ACE Ltd. ...............................                 Insurance                              3,700,000            191,549,000
    XL Capital Ltd., A .....................                 Insurance                              4,000,000            253,120,000
                                                                                                                     ---------------
                                                                                                                         660,326,150
                                                                                                                     ---------------
    CANADA 1.0%
    BCE Inc. ...............................   Diversified Telecommunication Services              12,325,460            297,221,583
                                                                                                                     ---------------
    FINLAND 1.8%
    Stora Enso OYJ, R (EUR/FIM Traded) .....          Paper & Forest Products                      19,000,000            265,683,586
    Stora Enso OYJ, R (SEK Traded) .........          Paper & Forest Products                         145,997              2,040,503
    UPM-Kymmene OYJ ........................          Paper & Forest Products                      13,000,000            278,923,546
                                                                                                                     ---------------
                                                                                                                         546,647,635
                                                                                                                     ---------------
    FRANCE 3.4%
    Accor SA ...............................       Hotels, Restaurants & Leisure                    5,745,880            336,999,254
    France Telecom SA ......................   Diversified Telecommunication Services               7,000,000            156,649,370
    Peugeot SA .............................                Automobiles                             3,000,000            190,716,955
    Sanofi-Aventis .........................              Pharmaceuticals                           3,399,998            320,514,522
                                                                                                                     ---------------
                                                                                                                       1,004,880,101
                                                                                                                     ---------------
    GERMANY 5.2%
    Bayerische Motoren Werke AG ............                Automobiles                            10,000,000            514,987,046
    E.ON AG ................................             Electric Utilities                         1,500,000            172,875,691
  a Infineon Technologies AG ...............  Semiconductors & Semiconductor Equipment              5,934,000             66,929,347
    Muenchener Rueckversicherungs-
      Gesellschaft AG ......................                 Insurance                              2,100,000            283,637,639
    Siemens AG .............................          Industrial Conglomerates                      6,000,000            514,166,758
                                                                                                                      --------------
                                                                                                                       1,552,596,481
                                                                                                                     ---------------
    HONG KONG 1.7%
    Cheung Kong (Holdings) Ltd. ............                Real Estate                            24,000,800            260,172,112
    Hong Kong Electric Holdings Ltd. .......             Electric Utilities                        37,000,000            163,343,301
    Swire Pacific Ltd., A ..................                Real Estate                             9,190,000             87,123,882
                                                                                                                     ---------------
                                                                                                                         510,639,295
                                                                                                                     ---------------
    ITALY 1.5%
    Eni SpA ................................        Oil, Gas & Consumable Fuels                     9,000,000            270,964,190
    UniCredito Italiano SpA ................              Commercial Banks                         23,000,000            175,400,640
                                                                                                                     ---------------
                                                                                                                         446,364,830
                                                                                                                     ---------------
    JAPAN 8.3%
    Fuji Photo Film Co. Ltd. ...............        Leisure Equipment & Products                    8,000,000            262,213,293
    Hitachi Ltd. ...........................     Electronic Equipment & Instruments                24,000,000            162,918,584
    KDDI Corp. .............................    Wireless Telecommunication Services                    35,000            219,516,663
  a Konica Minolta Holdings Ltd. ...........             Office Electronics                        20,000,000            241,458,892
    Mitsubishi UFJ Financial Group Inc. ....              Commercial Banks                             26,046            357,794,995
    Nintendo Co. Ltd. ......................                  Software                              1,600,000            269,567,442
    Nomura Holdings Inc. ...................              Capital Markets                           9,000,067            177,172,664
    Olympus Corp. ..........................      Health Care Equipment & Supplies                  7,764,125            212,166,018


                                          Quarterly Statement of Investments | 3

Templeton Growth Fund, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                              SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    JAPAN (CONTINUED)
    Sony Corp. .............................             Household Durables                         6,500,000        $   293,295,302
    Takeda Pharmaceutical Co. Ltd. .........              Pharmaceuticals                           4,700,000            304,400,369
                                                                                                                     ---------------
                                                                                                                       2,500,504,222
                                                                                                                     ---------------
    MEXICO 0.7%
    Telefonos de Mexico SA de CV (Telmex),
      L, ADR ...............................   Diversified Telecommunication Services              10,400,000            205,816,000
                                                                                                                     ---------------
    NETHERLANDS 3.7%
    Akzo Nobel NV ..........................                 Chemicals                              2,617,000            141,312,817
    Koninklijke Philips Electronics NV .....             Household Durables                         9,000,000            283,076,254
    Reed Elsevier NV .......................                   Media                               30,000,000            437,187,858
    Unilever NV ............................               Food Products                           10,800,000            244,456,071
                                                                                                                     ---------------
                                                                                                                       1,106,033,000
                                                                                                                     ---------------
    SOUTH AFRICA 0.6%
  b Sappi Ltd. .............................          Paper & Forest Products                      14,000,000            172,437,124
                                                                                                                     ---------------
    SOUTH KOREA 3.6%
    Kookmin Bank ...........................              Commercial Banks                          3,600,000            295,019,562
    KT Corp., ADR ..........................   Diversified Telecommunication Services              13,140,600            289,750,230
    Samsung Electronics Co. Ltd. ...........  Semiconductors & Semiconductor Equipment                260,000            168,256,318
    SK Telecom Co. Ltd. ....................    Wireless Telecommunication Services                   600,000            143,068,627
    SK Telecom Co. Ltd., ADR ...............    Wireless Telecommunication Services                 7,000,000            182,700,000
                                                                                                                     ---------------
                                                                                                                       1,078,794,737
                                                                                                                     ---------------
    SPAIN 1.3%
    Banco Santander Central Hispano SA .....              Commercial Banks                         10,000,000            144,447,586
    Repsol YPF SA ..........................        Oil, Gas & Consumable Fuels                     8,300,000            231,591,648
                                                                                                                     ---------------
                                                                                                                         376,039,234
                                                                                                                     ---------------
    SWEDEN 0.8%
    Svenska Cellulosa AB, B ................          Paper & Forest Products                       5,859,549            244,063,412
                                                                                                                     ---------------
    SWITZERLAND 4.5%
    Lonza Group AG .........................                 Chemicals                                 32,250              2,202,142
    Nestle SA ..............................               Food Products                            1,500,000            447,494,768
    Novartis AG ............................              Pharmaceuticals                           4,000,000            221,757,151
    Swiss Reinsurance Co. ..................                 Insurance                              4,658,823            327,488,358
  a Syngenta AG ............................                 Chemicals                                375,304             51,592,942
    UBS AG .................................              Capital Markets                           2,700,000            305,355,164
                                                                                                                     ---------------
                                                                                                                       1,355,890,525
                                                                                                                     ---------------
    UNITED KINGDOM 16.4%
    Aviva PLC ..............................                 Insurance                             23,000,000            319,210,999
    BAE Systems PLC ........................            Aerospace & Defense                        16,000,000            114,321,905
    BP PLC .................................        Oil, Gas & Consumable Fuels                    39,500,003            461,767,382
    British Sky Broadcasting Group PLC .....                   Media                               27,000,000            268,418,929
    Compass Group PLC ......................       Hotels, Restaurants & Leisure                   68,389,574            302,529,096
    GlaxoSmithKline PLC ....................              Pharmaceuticals                          19,000,000            525,970,544
    HSBC Holdings PLC ......................              Commercial Banks                         22,000,000            385,372,896
    National Grid PLC ......................              Multi-Utilities                          25,097,959            284,718,257


4 | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                              SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    Pearson PLC ............................                    Media                              22,000,000        $   296,896,531
    Rentokil Initial PLC ...................       Commercial Services & Supplies                  55,845,500            151,461,514
  a Rolls-Royce Group PLC ..................             Aerospace & Defense                       16,000,000            123,599,337
  a Rolls-Royce Group PLC, B ...............             Aerospace & Defense                    1,076,000,000              2,103,171
    Royal Bank of Scotland Group PLC .......              Commercial Banks                         14,822,000            477,958,486
  c Royal Bank of Scotland Group PLC,
       144A ................................              Commercial Banks                          1,698,000             54,754,656
    Royal Dutch Shell PLC, B ...............         Oil, Gas & Consumable Fuels                   15,443,230            529,765,384
    Royal Dutch Shell PLC, B, ADR ..........         Oil, Gas & Consumable Fuels                      258,599             17,897,637
    Shire PLC ..............................               Pharmaceuticals                             74,625              1,091,534
    Smiths Group PLC .......................          Industrial Conglomerates                      8,023,400            133,115,360
    Vodafone Group PLC .....................     Wireless Telecommunication Services              200,000,000            460,130,704
                                                                                                                     ---------------
                                                                                                                       4,911,084,322
                                                                                                                     ---------------
    UNITED STATES 34.7%
    Abbott Laboratories ....................               Pharmaceuticals                          4,567,650            195,038,655
    American International Group Inc. ......                  Insurance                             8,500,000            516,800,000
    The Bank of New York Co. Inc. ..........               Capital Markets                         10,000,000            332,300,000
    Bristol-Myers Squibb Co. ...............               Pharmaceuticals                         13,000,000            319,150,000
  a Cadence Design Systems Inc. ............                  Software                             10,000,000            180,400,000
  a Comcast Corp., A .......................                    Media                              10,000,000            320,000,000
  a The DIRECTV Group Inc. .................                    Media                              20,000,000            351,200,000
    DTE Energy Co. .........................               Multi-Utilities                          6,500,000            262,730,000
  b Eastman Kodak Co. ......................        Leisure Equipment & Products                   14,500,000            349,595,000
    El Paso Corp. ..........................         Oil, Gas & Consumable Fuels                   28,000,000            435,960,000
    Electronic Data Systems Corp. ..........                 IT Services                           12,000,000            294,240,000
  a Expedia Inc. ...........................          Internet & Catalog Retail                    10,000,000            142,100,000
    Florida East Coast Industries Inc. .....                 Road & Rail                              470,546             26,072,954
    H&R Block Inc. .........................        Diversified Consumer Services                  13,000,000            295,750,000
    H.J. Heinz Co. .........................                Food Products                           6,500,000            275,275,000
    HCA Inc. ...............................      Health Care Providers & Services                  5,750,000            255,587,500
    International Paper Co. ................           Paper & Forest Products                     10,000,000            339,800,000
a,b Interpublic Group of Cos. Inc. .........                    Media                              33,000,000            314,490,000
    Merck & Co. Inc. .......................               Pharmaceuticals                         15,000,000            499,350,000
    Microsoft Corp. ........................                  Software                             24,000,000            543,600,000
    News Corp., A ..........................                    Media                              36,500,000            696,055,000
  a Oracle Corp. ...........................                  Software                             14,550,409            206,906,816
    Pfizer Inc. ............................               Pharmaceuticals                         20,000,000            473,200,000
    Raytheon Co. ...........................             Aerospace & Defense                        7,500,000            343,875,000
  a Seagate Technology .....................           Computers & Peripherals                     17,289,476            403,709,269
    The St. Joe Co. ........................                 Real Estate                            1,415,700             66,566,214
a,b Tenet Healthcare Corp. .................      Health Care Providers & Services                 35,000,000            277,200,000
    Time Warner Inc. .......................                    Media                              17,000,000            292,570,000
    Torchmark Corp. ........................                  Insurance                             1,853,700            109,145,856
    Tyco International Ltd. ................          Industrial Conglomerates                     25,000,000            677,750,000
  a Viacom Inc., B .........................                    Media                               7,828,000            295,507,000
  b Willis Group Holdings Ltd. .............                  Insurance                             9,000,000            312,750,000
                                                                                                                     ---------------
                                                                                                                      10,404,674,264
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 5

Templeton Growth Fund, Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT e          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    TOTAL COMMON STOCKS
      (COST $22,220,328,723) ........................................................                                $27,374,012,915
                                                                                                                     ---------------
    BONDS (COST $109,853,018) 0.5%
    GERMANY 0.5%
    Government of Germany, 4.50%,
     8/18/06 ........................................................................           125,000,000 EUR          160,749,207
                                                                                                                     ---------------
    TOTAL LONG TERM INVESTMENTS
      (COST $22,330,181,741) ........................................................                                $27,534,762,122
                                                                                                                     ---------------
    SHORT TERM INVESTMENTS 7.4%
    GOVERNMENT AND AGENCY
      SECURITIES 7.4%
    IRELAND 0.7%
  d Bank of Scotland, Time Deposit,
      6/01/06 - 7/07/06 .............................................................            64,000,000 EUR           82,130,153
  d Royal Bank of Scotland PLC.,
      Time Deposit, 6/01/06 .........................................................           104,605,000 EUR          134,590,030
                                                                                                                     ---------------
                                                                                                                         216,720,183
                                                                                                                     ---------------
    UNITED STATES 6.7%
  d Federal Home Loan Bank,
      6/01/06 - 8/28/06 .............................................................           490,340,000              485,507,300
  d Federal Home Loan Mortgage Corp.,
      7/11/06 - 9/06/06 .............................................................           325,000,000              322,109,500
  d Federal National Mortgage Association,
      6/01/06 - 9/18/06 .............................................................           275,000,000              273,136,600
  d U.S. Treasury Bills, 6/15/06 - 9/21/06 ..........................................           916,448,000              908,432,068
                                                                                                                     ---------------
                                                                                                                       1,989,185,468
                                                                                                                     ---------------
    TOTAL SHORT TERM INVESTMENTS
      (COST $2,205,616,516) .........................................................                                  2,205,905,651
                                                                                                                     ---------------
    TOTAL INVESTMENTS
      (COST $24,535,798,257) 99.3% ..................................................                                 29,740,667,773

    OTHER ASSETS, LESS LIABILITIES 0.7% .............................................                                    199,779,011
                                                                                                                     ---------------
    NET ASSETS 100.0% ...............................................................                                $29,940,446,784
                                                                                                                     ===============

CURRENCY ABBREVIATIONS

EUR - Euro
FIM - Finnish Markka
SEK - Swedish Krona

SELECTED PORTFOLIO ABBREVIATION

ADR - American Depository Receipt

a     Non-income producing.

b     See Note 2 regarding holdings of 5% voting securities.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At May 31, 2006, the value of this security was $54,754,656, representing 0.18% of net assets.

d     The security is traded on a discount basis with no stated coupon rate.

e     The principal amount is stated in U.S. dollars unless otherwise indicated.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At May 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ........................................    $24,567,614,645
                                                                ================

Unrealized appreciation ....................................    $ 5,603,172,286
Unrealized depreciation ....................................       (430,119,158)
                                                                ----------------
Net unrealized appreciation (depreciation) .................    $ 5,173,053,128
                                                                ================

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the period ended May 31, 2006 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                             NUMBER OF SHARES                          NUMBER OF SHARES                                   REALIZED
                            HELD AT BEGINNING     GROSS       GROSS       HELD AT END     VALUE AT END     INVESTMENT     CAPITAL
NAME OF ISSUER                  OF PERIOD       ADDITIONS  REDUCTIONS      OF PERIOD       OF PERIOD         INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES

AmerisourceBergen Corp. ..       4,500,000             --   4,500,000             --     $           -- a $        --  $ 94,051,103
Eastman Kodak Co. ........              --     14,500,000          --     14,500,000        349,595,000     3,523,200            --
Interpublic Group of
  Cos. Inc. ..............       8,036,800     24,963,200          --     33,000,000        314,490,000            --            --
Maxtor Corp. .............      12,761,960             --  12,761,960             --                 -- a          --   (15,763,012)
Sappi Ltd. ...............      14,000,000             --          --     14,000,000        172,437,124    26,552,400            --
Tenet Healthcare Corp. ...      27,430,070      7,569,930          --     35,000,000        277,200,000            --            --
Willis Group Holdings
  Ltd. ...................       8,375,200        624,800          --      9,000,000        312,750,000     5,770,000            --
                                                                                         -------------------------------------------
TOTAL NON-CONTROLLED AFFILIATED SECURITIES (4.76% of Net Assets) ......................  $1,426,472,124   $35,845,600  $ 78,288,091
                                                                                         ===========================================

a     As of May 31, 2006, no longer an affiliate.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date July 27, 2006